Related Parties Transactions (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of related party [Abstract]
Schedule of recognized as an expense during the reporting period related to officers and directors
	Year ended December 31,
	2022	2021
Short-term employee benefits	$4,665	$3,577
Share-based compensation	8,104	7,440
	$12,769	$11,017